Financial results, net	12 Months Ended
Jun. 30, 2020
Financial Results Net [Abstract]
Financial results, net
27.	Financial results, net

	June 30, 2020	June 30, 2019	June 30, 2018
Finance income:
- Interest income	964	955	1,100
- Dividend income	168	97	209
- Other finance income	236	693	-
Total finance income	1,368	1,745	1,309
Finance costs:
- Interest expenses	(20,460)	(19,802)	(18,332)
- Loss on debt swap	-	-	(6,141)
- Other finance costs	(1,119)	(739)	(665)
Subtotal finance costs	(21,579)	(20,541)	(25,138)
Capitalized finance costs	114	293	173
Total finance costs	(21,465)	(20,248)	(24,965)
Other financial results:
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	(10,479)	2,433	(2,083)
- Exchange differences, net	(6,274)	1,248	(13,520)
- Gain from repurchase of negotiable obligations	2,886	-	-
- Gain from derivative financial instruments, net	(467)	515	400
Total other financial results	(14,334)	4,196	(15,203)
- Inflation adjustment	90	(528)	(882)
Total financial results, net	(34,341)	(14,835)	(39,741)